Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Investment stock in joint ventures(*6)	₩ 2,311,373	₩ 2,143,416
Assets held for sale	78,470	34,210
Assets held for sale and related liabilities [member]
Assets
Cash and cash equivalents	554	934
Account receivables and other receivables	956	273
Investment stock in joint ventures(*6)	13,044
Tangible assets	60,231	32,284
Intangible assets	3,530
Others	155	719
Assets held for sale	78,470	34,210
Liability
Others	189	25
Posco [member] | Assets held for sale and related liabilities [member]
Assets
Tangible assets	29,236	32,244
Intangible assets	553
Assets held for sale	29,789	32,244
Liability
Others	185
Subsidiaries [member] | Assets held for sale and related liabilities [member]
Assets
Cash and cash equivalents	554	934
Account receivables and other receivables	956	273
Investment stock in joint ventures(*6)	13,044
Tangible assets	30,995	40
Intangible assets	2,977
Others	155	719
Assets held for sale	48,681	1,966
Liability
Others	₩ 4	₩ 25